JPMORGAN TRUST I

J.P. Morgan Funds

JPMorgan Commodities Strategy Fund

Prospectus dated February 28, 2014

JPMorgan Total Emerging Markets Fund

Prospectus dated February 28, 2014,

as supplemented

JPMorgan Systematic Alpha Fund

Prospectus dated July 31, 2014

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Dynamic Income Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Total Return Fund

Prospectuses dated July 1, 2014,

as supplemented

JPMorgan Emerging Markets Corporate

Debt Fund

Prospectus dated July 1, 2014,

as supplemented August 29, 2014

JPMorgan Emerging Markets Local Currency Debt Fund

Prospectus dated February 28, 2014,

as supplemented

JPMorgan Floating Rate Income Fund

Prospectus dated December 27, 2013

JPMorgan Global Bond Opportunities Fund

Prospectus dated March 15, 2014

JPMorgan Unconstrained Debt Fund

Prospectus dated October 22, 2014

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Equity Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Value Fund

Prospectus dated February 28, 2014,

as supplemented

JPMorgan Emerging Markets Equity

Income Fund

Prospectus dated December 6, 2013,

as supplemented

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Unconstrained

Equity Fund

Prospectuses dated February 28, 2014,

as supplemented

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Income Fund

Prospectus dated July 1, 2014

J.P. Morgan Specialty Funds

JPMorgan Global Natural Resources Fund

Prospectus dated February 28, 2014,

as supplemented July 1, 2014

Security Capital U.S. Core Real Estate Securities Fund

Prospectus dated May 1, 2014,

as supplemented July 1, 2014

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Real Return Fund

Prospectus dated February 28, 2014

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Low Volatility Income Fund

JPMorgan Opportunistic Equity

Long/Short Fund

Prospectuses dated August 27, 2014

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

Prospectus dated July 1, 2014, as supplemented

SUP-R6-1114

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral

Value Fund

Prospectus dated December 27, 2013,

as supplemented

(Class R6 Shares)

Supplement dated November 3, 2014

to the Prospectuses as dated above, as supplemented

The following disclosure replaces the disclosure under “Discretionary Accounts” and “Direct Investors” under “Who can buy shares?” portion of the “How to Do Business with the Funds” section of each Prospectus:

Discretionary Accounts. Class R6 Shares may also be purchased by accounts by an investor:

(i)	whose investments in a Fund are made and directed on their behalf by investment representatives at the Investment Manager pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment management services between the Investment Manager and the investor (a Discretionary Account), and

(ii)	whose Discretionary Account’s initial investment in a Fund is at least $5,000,000. Accounts cannot be aggregated to meet the initial minimum.

Direct Investors. Class R6 Shares may also be purchased by individuals, institutions, trusts, and foundations whose:

(i)	account is not held for the benefit of multiple underlying, unrelated investors, and

(ii)	initial investment in the Fund is at least $15,000,000. Accounts cannot be aggregated to meet the initial minimum.

The following disclosure replaces the third paragraph under “How do I open an account?” in the “How to Do Business with the Funds” section of each Prospectus:

Class R6 Shares of the Fund are subject to the following minimums:

(i)	Discretionary Accounts — $5,000,000 per Fund; and

(ii)	Direct Investors — $15,000,000 per Fund.

Accounts cannot be aggregated to meet the initial minimum investment.

There is no minimum investment requirement for Eligible Plans, Section 529 college savings plans, and Authorized Funds.

You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. A Financial Intermediary may impose higher investment minimums. There are no minimum levels for subsequent purchases.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE